Loan Servicing	12 Months Ended
Dec. 31, 2016
Loan Servicing [Abstract]
Loan Servicing

NOTE 7 – LOAN SERVICING

Mortgage loans serviced for others are not reported as assets.  The principal balances of these loans at year-end were as follows:

	December 31, 2016	December 31, 2015
Mortgage loans serviced for Freddie Mac	$4,261	$5,593

Custodial escrow balances maintained in connection with serviced loans were $119 and $132 at year-end 2015 and 2014, respectively.